Form N-1A Supplement	Dec. 31, 2025
BBH Partner Fund - International Equity
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

BBH PARTNER FUND – INTERNATIONAL EQUITY

Class I Shares (BBHLX)

The following information supplements, and to the extent inconsistent therewith, supersedes, certain information in the Prospectus. Defined terms not otherwise defined in this supplement have the same meaning as set forth in the Statement of Additional Information.

I.	Fees and Expenses

Effective January 1, 2026, the fee table in the section captioned “Fees and Expenses” on page 1 of the prospectus is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses*

(Expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fees	0.57%
Distribution (12b-1) Fees	None
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.63%

*	Fees reflected in the table as of January 1, 2026.

II.	Investment Advisory and Administrative Fee

Effective January 1, 2026, the section captioned “Investment Advisory and Administration Fee” on page 11 of the prospectus is revised by replacing the last sentence of that section with the following:

Investment Advisory Fee

For investment advisory services, the Investment Adviser receives a fee, computed daily and payable monthly, equal to 0.57% per annum for the first $3 billion and 0.52% per annum for amounts over $3 billion of the average daily net assets of the Fund. This fee compensates the Investment Adviser for its services and its expenses. Prior to January 1, 2026, the Fund paid a combined investment advisory and administration fee to BBH&Co., through a separately identifiable department, computed daily and payable monthly, equal to 0.60% per annum on the first $3 billion and 0.55% per annum on amounts over $3 billion of the average daily net assets of the Fund. The Investment Adviser may from time to time voluntarily waive all or a portion of its advisory and administrative fee from the Fund. For the most recent fiscal year, the Fund paid the Investment Adviser 0.60% of the Fund’s average daily net assets. The Investment Adviser pays a sub-advisory fee to each Sub-adviser out of its own assets. The Fund is not responsible for paying any portion of the sub-advisory fees to the Sub-advisers. A discussion of the Board’s most recent approval of the Fund’s investment advisory agreement and the sub-advisory agreements for Select Equity Group and Trinity Street will be available in the Fund’s semi-annual report on Form N-CSR for the period ending April 30, 2025.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.